UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

Date of Fiscal Year End October 31

Date of Reporting Period October 31, 2015

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments

Corporate Bonds & Notes — 79.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.1%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,355	$2,487,469
Bombardier, Inc., 7.50%, 3/15/25(1)	1,435	1,119,300
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	84,000
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,464,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,130,825
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,024,300
TransDigm, Inc., 7.50%, 7/15/21	490	519,400

		$13,829,819

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$2,409,900

		$2,409,900

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$672,375
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,320	3,369,800
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,745,625
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,990	1,999,950
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,346
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	332,702
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,506,523
Navistar International Corp., 8.25%, 11/1/21	4,200	3,289,125
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	6,857	7,525,558
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,801,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,297,600
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	778,177
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	664,875

		$31,327,906

Banks & Thrifts — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,242,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,920,650
CIT Group, Inc., 5.25%, 3/15/18	605	636,006
CIT Group, Inc., 5.375%, 5/15/20	230	248,688
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,560,225

		$5,607,569

Broadcasting — 1.8%
AMC Networks, Inc., 7.75%, 7/15/21	$2,825	$3,043,937
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,288,125

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Netflix, Inc., 5.50%, 2/15/22(1)	$3,165	$3,354,900
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,823,750
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	708,558
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	5,895	6,238,678
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,513,424
Tribune Media Co., 5.875%, 7/15/22(1)	2,675	2,755,250

		$23,726,622

Building Materials — 1.9%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,050,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,760	1,826,000
Building Materials Corp. of America, 5.375%, 11/15/24(1)	2,905	3,003,044
Building Materials Corp. of America, 6.00%, 10/15/25(1)	2,710	2,892,925
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,717,612
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,354,900
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,704,687
Nortek, Inc., 8.50%, 4/15/21	2,290	2,438,850
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,822,175
USG Corp., 5.50%, 3/1/25(1)	345	356,213
USG Corp., 5.875%, 11/1/21(1)	880	931,700

		$25,098,106

Cable / Satellite TV — 5.3%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,547,675
Altice Finco SA, 7.625%, 2/15/25(1)	365	346,750
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,166,330
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,660	2,566,900
Cable One, Inc., 5.75%, 6/15/22(1)	1,355	1,392,263
Cablevision Systems Corp., 7.75%, 4/15/18	790	831,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,198,354
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,826,087
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,045,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	710	730,413
CSC Holdings, LLC, 5.25%, 6/1/24	385	339,566
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	4,884,460
CSC Holdings, LLC, 7.625%, 7/15/18	1,620	1,723,275
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,829,600
DISH DBS Corp., 5.875%, 11/15/24	1,705	1,635,095

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
DISH DBS Corp., 6.75%, 6/1/21	$6,480	$6,755,400
Neptune Finco Corp., 10.125%, 1/15/23(1)	3,950	4,187,000
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	4,905,162
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,570,550
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,975	4,999,875
Numericable-SFR SAS, 6.25%, 5/15/24(1)	585	586,463
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	960,713
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,444,773
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,125,394
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,790,859
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,901,050
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,315,600
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,616,525
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,570,588
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,171,406

		$67,964,776

Capital Goods — 1.0%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,045	$1,784,262
Anixter, Inc., 5.50%, 3/1/23(1)	2,335	2,416,725
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,976,850
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,473,219
HRG Group, Inc., 7.875%, 7/15/19(1)	2,875	3,058,281
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	850,750

		$12,560,087

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,994,500
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,745	3,815,219
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	2,697,525
Tronox Finance, LLC, 6.375%, 8/15/20	3,115	2,234,078
Tronox Finance, LLC, 7.50%, 3/15/22(1)	950	674,500
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,366,475
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	544,031

		$15,326,328

Consumer Products — 2.2%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$10,785	$10,623,225
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,284,200
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,452,019

Security		Principal Amount (000’s omitted)		Value

Consumer Products (continued)
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)		$925		$978,188
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		3,285		3,519,056
Spectrum Brands, Inc., 6.375%, 11/15/20		1,110		1,190,475
Tempur Sealy International, Inc., 5.625%, 10/15/23(1)		1,910		2,007,887
Tempur Sealy International, Inc., 6.875%, 12/15/20		2,020		2,171,500
Vista Outdoor, Inc., 5.875%, 10/1/23(1)		3,365		3,524,837

				$27,751,387

Containers — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.337%, 12/15/19(1)(3)		$1,105		$1,091,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		379,225
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		797,756
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)		520		523,604
Berry Plastics Corp., 6.00%, 10/15/22(1)		1,770		1,858,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)		390		390,975
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985		4,236,553
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995		1,061,541
Reynolds Group Holdings, Inc., 6.875%, 2/15/21		1,855		1,943,112
Reynolds Group Holdings, Inc., 8.25%, 2/15/21		1,695		1,769,156
Reynolds Group Holdings, Inc., 9.875%, 8/15/19		4,375		4,610,156
SIG Combibloc Holdings SCA, 7.75%, 2/15/23(1)	EUR	4,605	*	5,368,736

				$24,030,502

Diversified Financial Services — 2.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21		$375		$386,250
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20		1,035		1,073,813
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22		795		813,881
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		1,155		1,196,869
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)		538		539,950
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17		725		735,295
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20		1,390		1,457,762
International Lease Finance Corp., 4.625%, 4/15/21		895		928,563
International Lease Finance Corp., 6.25%, 5/15/19		975		1,062,750

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., 8.25%, 12/15/20	$1,565	$1,874,087
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,239,256
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,329,937
Navient Corp., 5.50%, 1/15/19	3,085	3,073,431
Navient Corp., 5.875%, 10/25/24	1,290	1,156,163
Navient Corp., 7.25%, 1/25/22	85	84,416
Navient Corp., 8.00%, 3/25/20	6,065	6,444,062
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,285,163

		$25,681,648

Diversified Media — 0.5%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,131,956
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,223,281
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	453,344
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,902,656
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,271,133

		$6,982,370

Energy — 11.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$3,150	$3,279,937
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,635	4,913,100
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,291,500
Antero Resources Corp., 5.375%, 11/1/21	6,975	6,451,875
Antero Resources Corp., 5.625%, 6/1/23(1)	1,295	1,197,875
Antero Resources Corp., 6.00%, 12/1/20	425	410,125
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	2,195	2,063,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	1,562,375
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,236,900
Chesapeake Energy Corp., 3.571%, 4/15/19(3)	2,195	1,421,263
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	1,920,309
Chesapeake Energy Corp., 7.25%, 12/15/18	1,790	1,449,900
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,782,450
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,395,275
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,644,438
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,893,250
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,617,325

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	$3,430	$3,387,125
Denbury Resources, Inc., 5.50%, 5/1/22	715	504,075
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,377,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,042,763
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,860	6,680,096
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,922,756
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,627,500
Gulfport Energy Corp., 6.625%, 5/1/23	3,315	3,049,800
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,686,450
Halcon Resources Corp., 8.625%, 2/1/20(1)	595	515,419
Harvest Operations Corp., 6.875%, 10/1/17	800	680,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	575,000
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,000	945,000
Laredo Petroleum, Inc., 7.375%, 5/1/22	480	476,400
Matador Resources Co., 6.875%, 4/15/23	3,970	3,999,775
Memorial Resource Development Corp., 5.875%, 7/1/22	7,430	7,039,925
Noble Energy, Inc., 5.625%, 5/1/21	1,740	1,766,408
Noble Energy, Inc., 5.875%, 6/1/22	2,735	2,758,622
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,672,650
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,669,150
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	3,680	3,440,800
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,150,625
RSP Permian, Inc., 6.625%, 10/1/22	3,180	3,164,100
RSP Permian, Inc., 6.625%, 10/1/22(1)	1,550	1,542,250
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,615,937
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,631,156
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	4,060	3,907,750
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,180,350
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,288,250
Sabine Pass LNG, L.P., 7.50%, 11/30/16	6,995	7,252,941
SESI, LLC, 6.375%, 5/1/19	1,740	1,726,950
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	2,665	2,438,475
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,182,750
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	556,575
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	612,438
SM Energy Co., 6.125%, 11/15/22	910	889,525
SM Energy Co., 6.50%, 11/15/21	1,895	1,895,000
SM Energy Co., 6.50%, 1/1/23	1,940	1,921,368

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	$2,315	$2,343,937
Tesoro Corp., 5.375%, 10/1/22	1,970	2,006,938
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	665,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,598,850
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	695,875
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	390	351,755

		$141,967,806

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,167,638
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,103,606

		$2,271,244

Environmental — 0.6%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$4,145	$4,372,975
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,217,170
Covanta Holding Corp., 5.875%, 3/1/24	940	937,650
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,508,650

		$8,036,445

Food & Drug Retail — 0.6%
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,815	$7,368,719

		$7,368,719

Food / Beverage / Tobacco — 1.6%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,017,175
Constellation Brands, Inc., 6.00%, 5/1/22	565	632,800
Dean Foods Co., 6.50%, 3/15/23(1)	6,375	6,741,562
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	4,490	4,602,250
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,260,938
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	601,750
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,013,950
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,022,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	989,000

		$20,881,675

Gaming — 2.2%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(4)(5)(6)	$2,605	$2,692,200

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,812,294
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,556,450
International Game Technology PLC, 6.50%, 2/15/25(1)	720	680,400
MGM Resorts International, 6.00%, 3/15/23	4,590	4,693,275
MGM Resorts International, 6.625%, 12/15/21	1,060	1,136,850
MGM Resorts International, 7.75%, 3/15/22	3,900	4,343,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,687	2,092,284
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,673,100
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,446,475
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	2,086,394

		$28,213,347

Health Care — 11.0%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$2,050	$1,875,750
Alere, Inc., 6.375%, 7/1/23(1)	3,050	3,179,625
Alere, Inc., 6.50%, 6/15/20	1,020	1,058,250
Alere, Inc., 7.25%, 7/1/18	515	538,819
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	3,115	2,920,312
AmSurg Corp., 5.625%, 11/30/20	2,035	2,080,787
AmSurg Corp., 5.625%, 7/15/22	1,825	1,799,906
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	792,359
Centene Corp., 4.75%, 5/15/22	885	885,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,354,813
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,363,875
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	4,310,550
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	6,330	6,235,050
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,060,069
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,539,700
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,582,050
Endo Finance, LLC/Endo Finco, Inc., 7.25%, 12/15/20(1)	540	560,925
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	185	192,863
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	2,690	2,703,450
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	1,610	1,610,000

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
ExamWorks Group, Inc., 5.625%, 4/15/23	$1,535	$1,602,156
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,647,788
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,379,700
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,316,000
HCA, Inc., 6.50%, 2/15/20	505	566,231
HCA, Inc., 7.50%, 2/15/22	1,530	1,767,150
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,130,425
HealthSouth Corp., 5.75%, 11/1/24(1)	1,335	1,341,675
HealthSouth Corp., 5.75%, 9/15/25(1)	1,660	1,651,700
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,317,125
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,414,850
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,120	5,324,400
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,774,125
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	9,365	9,400,119
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	8,287,272
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,233,600
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,171,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,526,550
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,330	6,472,425
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,771,613
Sterigenics-Nordion Holdings, LLC, 6.50%, 5/15/23(1)	1,960	1,977,150
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	3,525	3,560,250
Teleflex, Inc., 5.25%, 6/15/24	845	868,238
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,752,275
Tenet Healthcare Corp., 6.75%, 6/15/23	1,830	1,836,863
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,254,062
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,670	3,946,150
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,005	5,066,719
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	5,771,487
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,391,351
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,394,262

		$141,559,064

Homebuilders / Real Estate — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$1,345	$1,356,701

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate (continued)
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$1,950	$2,062,125
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	1,860	1,857,675
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	2,365	2,376,825

		$7,653,326

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,492,149
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	2,580	2,631,600
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,333,188

		$7,456,937

Insurance — 0.9%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,798,600
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,690,000
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,908,062
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,786,513

		$11,183,175

Leisure — 0.8%
NCL Corp., Ltd., 5.00%, 2/15/18	$1,490	$1,516,075
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,064,119
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	552,537
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,490,500
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,797,250
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,397,675

		$9,818,156

Metals / Mining — 0.8%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,482,850
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,045,000
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	911,625
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,323,938
Novelis, Inc., 8.375%, 12/15/17	1,025	1,037,684
SunCoke Energy, Inc., 7.625%, 8/1/19	89	90,624
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,130	1,778,550
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	263,025

		$9,933,296

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$520	$587,512

		$587,512

Publishing / Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$5,109,500
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,118,269

		$6,227,769

Railroad — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$848,190
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,050,225

		$1,898,415

Restaurants — 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,744,400
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,805,920
NPC International, Inc., 10.50%, 1/15/20	5,235	5,536,013
Yum! Brands, Inc., 3.75%, 11/1/21	990	934,524
Yum! Brands, Inc., 3.875%, 11/1/23	265	239,888
Yum! Brands, Inc., 5.30%, 9/15/19	600	626,983

		$16,887,728

Services — 5.1%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$7,473,850
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,385,394
Audatex North America, Inc., 6.125%, 11/1/23(1)	5,120	5,171,200
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,245	2,284,288
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	3,674	3,701,555
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,842,319
CEB, Inc., 5.625%, 6/15/23(1)	815	830,281
Emdeon, Inc., 6.00%, 2/15/21(1)	1,305	1,283,794
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,308,413
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,614,600
IHS, Inc., 5.00%, 11/1/22	2,255	2,286,006
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,155	12,105,056
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,315	6,504,450
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	923,100
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	2,000	2,055,000
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,554,800

Security	Principal Amount (000’s omitted)	Value

Services (continued)
United Rentals North America, Inc., 6.125%, 6/15/23	$3,105	$3,255,592
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,328,975
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,389,890
United Rentals North America, Inc., 8.25%, 2/1/21	92	97,290
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	1,753,050

		$66,148,903

Steel — 0.2%
ArcelorMittal, 7.00%, 2/25/22	$670	$639,850
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	1,976,225
Steel Dynamics, Inc., 5.50%, 10/1/24	505	499,950

		$3,116,025

Super Retail — 4.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$5,425	$5,723,375
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	529,575
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,969,300
Dollar Tree, Inc., 5.75%, 3/1/23(1)	6,525	6,908,344
Hot Topic, Inc., 9.25%, 6/15/21(1)	5,270	5,111,900
L Brands, Inc., 6.625%, 4/1/21	3,670	4,174,625
L Brands, Inc., 6.875%, 11/1/35(1)	4,010	4,195,462
L Brands, Inc., 8.50%, 6/15/19	3,620	4,289,700
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,499,838
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,420,400
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,234,700
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,870	4,005,450
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,196,875
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,784,600
PVH Corp., 7.75%, 11/15/23	3,385	3,985,837
rue21, Inc., 9.00%, 10/15/21(1)	4,235	3,536,225
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	901,000

		$59,467,206

Technology — 6.3%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,146,075
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,420,387
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	7,400	8,029,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	1,131,600
Avaya, Inc., 10.50%, 3/1/21(1)	2,848	1,117,781
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,633,469
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	4,775	4,858,562

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
CommScope, Inc., 4.375%, 6/15/20(1)	$945	$966,263
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,484,375
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,032,500
First Data Corp., 6.75%, 11/1/20(1)	390	411,938
First Data Corp., 7.00%, 12/1/23(1)(9)	9,365	9,575,712
First Data Corp., 10.625%, 6/15/21	1,251	1,399,556
First Data Corp., 11.25%, 1/15/21	1,758	1,947,337
First Data Corp., 11.75%, 8/15/21	1,889	2,157,611
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,151,012
Infor (US), Inc., 5.75%, 8/15/20(1)	1,865	1,906,962
Infor (US), Inc., 6.50%, 5/15/22(1)	4,485	4,260,750
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,205	1,916,961
Italics Merger Sub, Inc., 7.125%, 7/15/23(1)	2,340	2,327,107
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,075	2,032,442
Micron Technology, Inc., 5.50%, 2/1/25	1,255	1,198,525
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	909,513
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,347,675
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,665,000
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	844,244
Plantronics, Inc., 5.50%, 5/31/23(1)	2,645	2,697,900
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,083,825
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,552,950
VeriSign, Inc., 5.25%, 4/1/25	1,225	1,252,562
Zebra Technologies Corp., 7.25%, 10/15/22	5,560	6,067,350

		$80,526,944

Telecommunications — 5.9%
CenturyLink, Inc., 6.75%, 12/1/23	$2,690	$2,679,912
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	515	478,693
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,524,925
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,095,075
Frontier Communications Corp., 6.25%, 9/15/21	1,690	1,517,620
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,692,302
Frontier Communications Corp., 7.625%, 4/15/24	285	256,500
Frontier Communications Corp., 10.50%, 9/15/22(1)	2,495	2,594,800
Frontier Communications Corp., 11.00%, 9/15/25(1)	4,840	5,085,001
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,409,591
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,022,150
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	345	313,088
Intelsat Luxembourg SA, 7.75%, 6/1/21	2,905	1,728,475
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	1,556,487

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Level 3 Financing, Inc., 5.375%, 1/15/24(1)(9)	$1,415	$1,436,225
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,377,825
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,132,638
Sprint Communications, Inc., 6.00%, 11/15/22	255	218,532
Sprint Communications, Inc., 7.00%, 8/15/20	780	725,400
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,503,841
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,188,450
Sprint Corp., 7.25%, 9/15/21	3,550	3,270,437
Sprint Corp., 7.625%, 2/15/25	3,590	3,195,100
Sprint Corp., 7.875%, 9/15/23	11,185	10,346,125
T-Mobile USA, Inc., 6.25%, 4/1/21	895	926,236
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,234,188
T-Mobile USA, Inc., 6.464%, 4/28/19	865	892,031
T-Mobile USA, Inc., 6.625%, 4/1/23	1,135	1,161,604
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,639,250
T-Mobile USA, Inc., 6.731%, 4/28/22	560	579,600
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,274,250
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	2,745	2,772,450
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,429,736
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23(1)	2,305	2,355,710

		$75,614,247

Transportation Ex Air / Rail — 1.0%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$454,375
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,513,600
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,995	3,580,519
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	7,777,000

		$13,325,494

Utilities — 1.8%
AES Corp. (The), 5.50%, 3/15/24	$790	$750,500
Calpine Corp., 5.375%, 1/15/23	2,075	1,986,812
Calpine Corp., 5.75%, 1/15/25	670	637,338
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,177,925
Dynegy, Inc., 7.375%, 11/1/22	2,515	2,542,866
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,171,162
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,090,000
NRG Energy, Inc., 8.25%, 9/1/20	4,980	5,129,400
TerraForm Global Operating, LLC, 9.75%, 8/15/22(1)	1,335	1,201,500
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,065	987,788

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	$2,680	$2,418,700

		$23,093,991

Total Corporate Bonds & Notes (identified cost $1,042,301,776)		$1,025,534,444

Senior Floating-Rate Loans — 4.0%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,990	$1,996,219

		$1,996,219

Chemicals — 0.1%
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$575	$566,786

		$566,786

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,813	$1,767,675

		$1,767,675

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,205,833

		$1,205,833

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,450,011

		$1,450,011

Metals / Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$2,018	$1,714,991

		$1,714,991

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,539	$2,528,064

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing / Printing (continued)
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	$1,769	$1,773,588

		$4,301,652

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$5,000	$4,665,625
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,840	3,840,480
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,050,219

		$10,556,324

Super Retail — 1.0%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,276	$3,280,135
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,940	3,784,862
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,966,250
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,592	1,593,629
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,744	2,401,000

		$13,025,876

Technology — 0.1%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$1,800	$1,400,999

		$1,400,999

Telecommunications — 0.6%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,477	$1,413,741
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	6,700	6,060,150

		$7,473,891

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$441,666
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	572	505,038
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	87,076
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	789	696,604

		$1,730,384

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,502,256
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	960,456

		$4,462,712

Total Senior Floating-Rate Loans (identified cost $54,036,393)		$51,653,353

Convertible Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.0%(8)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,083	$326,338

		$326,338

Health Care — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$4,040,747
NuVasive, Inc., 2.75%, 7/1/17	4,440	5,597,175

		$9,637,922

Utilities — 0.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$2,345	$2,084,119
NRG Yield, Inc., 3.50%, 2/1/19(1)	2,085	1,957,294

		$4,041,413

Total Convertible Bonds (identified cost $15,342,357)		$14,005,673

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(11)	$2,065	$2,085,453
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	5,885	5,787,506

Total Commercial Mortgage-Backed Securities (identified cost $7,894,852)		$7,872,959

Common Stocks — 1.8%

Security	Shares	Value

Building Materials — 0.2%
Panolam Holdings Co.(5)(6)(12)	3,117	$2,711,884

		$2,711,884

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(6)(12)	13,600	$222,632

		$222,632

Energy — 0.4%
Seven Generations Energy, Ltd.(12)	420,000	$4,474,304

		$4,474,304

Food / Beverage / Tobacco — 0.3%
Constellation Brands, Inc., Class A	25,993	$3,503,856

		$3,503,856

Gaming — 0.0%(8)
New Cotai Participation Corp., Class B (5)(6)(12)	7	$101,941

		$101,941

Health Care — 0.8%
AmSurg Corp.(12)	75,000	$5,256,750
Hologic, Inc.(12)	105,000	4,080,300
NuVasive, Inc.(12)	23,652	1,115,428

		$10,452,478

Homebuilders / Real Estate — 0.1%
TRI Pointe Group, Inc.(12)	80,000	$1,038,400

		$1,038,400

Total Common Stocks (identified cost $18,420,794)		$22,505,495

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$618,398
Chesapeake Energy Corp., 5.75%	80	29,900

		$648,298

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Health Care — 0.4%
Alere, Inc., 3.00%	18,630	$5,994,203

		$5,994,203

Total Convertible Preferred Stocks (identified cost $6,037,686)		$6,642,501

Miscellaneous — 1.2%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$47,406
Adelphia, Inc., Escrow Certificate(12)	3,555,000	22,219

		$69,625

Energy — 0.0%
SemGroup Corp., Escrow Certificate(6)(12)	6,330,000	$0

		$0

Gaming — 1.2%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29 (1)(12)	$1,193,299	$11,933
PGP Investors, LLC, Membership Interests(5)(6)(12)	25,714	11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)(12)	5,410	3,065,667

		$14,766,797

Utilities — 0.0%(8)
EME Reorganization Trust	2,640,437	$13,202

		$13,202

Total Miscellaneous (identified cost $9,451,808)		$14,849,624

Warrants — 0.0%

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)(12)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 10.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(13)	$131,738	$131,738,234

Total Short-Term Investments (identified cost $131,738,234)		$131,738,234

Total Investments — 99.0% (identified cost $1,285,223,900)		$1,274,802,283

Other Assets, Less Liabilities — 1.0%		$13,334,830

Net Assets — 100.0%		$1,288,137,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denonminated in Euros.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $580,863,568 or 45.1% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2015.

(5)	Restricted security (see Note 5).

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05%.

(9)	When-issued/delayed delivery security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,088,292	CAD	5,375,000	State Street Bank and Trust Company	1/29/16	$—	$(20,558)
USD	5,355,210	EUR	4,900,000	State Street Bank and Trust Company	1/29/16	—	(42,100)

						$—	$(62,658)

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Credit Suisse International	Ford Motor Co.	Baa3/BBB-	$1,000	5.00	%(1)	12/20/16	$60,592	$(457)	$60,135
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	53,787	(8,597)	45,190
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	53,787	(15,385)	38,402
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	127,246	(24,156)	103,090
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	53,787	(9,956)	43,831
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	127,246	(17,895)	109,351

Total			$8,500				$476,445	$(76,446)	$399,999

Centrally Cleared Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
ICE Clear Credit	Markit CDX North America High Yield Index	$25,000	5.00%	12/20/20	4.27%	$934,536	$(705,587)	$228,949

Total		$25,000				$934,536	$(705,587)	$228,949

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $33,500,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serves as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Abbreviations:

DIP	–	Debtor In Possession

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $1,153,485,666)	$1,143,064,049
Affiliated investment, at value (identified cost, $131,738,234)	131,738,234
Restricted cash*	2,256,002
Foreign currency, at value (identified cost, $449,911)	447,875
Interest and dividends receivable	19,448,872
Interest receivable from affiliated investment	24,235
Receivable for investments sold	5,691,395
Receivable for variation margin on open centrally cleared swap contracts	36,347
Receivable for open swap contracts	399,999
Premium paid on open non-centrally cleared swap contracts	76,446
Total assets	$1,303,183,454

Liabilities
Cash collateral due to brokers	$910,000
Payable for investments purchased	2,024,264
Payable for when-issued/delayed delivery securities	10,780,000
Payable for open forward foreign currency exchange contracts	62,658
Due to custodian	631,523
Payable to affiliates:
Investment adviser fee	478,367
Trustees’ fees	5,478
Accrued expenses	154,051
Total liabilities	$15,046,341
Net Assets applicable to investors’ interest in Portfolio	$1,288,137,113

Sources of Net Assets
Investors’ capital	$1,297,995,518
Net unrealized depreciation	(9,858,405)
Total	$1,288,137,113

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest and other income	$67,337,463
Dividends	808,300
Interest allocated from affiliated investment	138,272
Expenses allocated from affiliated investment	(9,825)
Total investment income	$68,274,210

Expenses
Investment adviser fee	$5,177,278
Trustees’ fees and expenses	58,582
Custodian fee	278,440
Legal and accounting services	215,294
Miscellaneous	34,481
Total expenses	$5,764,075
Deduct —
Reduction of custodian fee	$67
Total expense reductions	$67

Net expenses	$5,764,008

Net investment income	$62,510,202

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(7,966,187)
Investment transactions allocated from affiliated investment	123
Swap contracts	(1,677)
Foreign currency and forward foreign currency exchange contract transactions	1,749,409
Net realized loss	$(6,218,332)
Change in unrealized appreciation (depreciation) —
Investments	$(49,534,495)
Swap contracts	(237,016)
Foreign currency and forward foreign currency exchange contracts	(289,908)
Net change in unrealized appreciation (depreciation)	$(50,061,419)

Net realized and unrealized loss	$(56,279,751)

Net increase in net assets from operations	$6,230,451

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$62,510,202	$60,305,763
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(6,218,332)	13,753,494
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(50,061,419)	(5,548,519)
Net increase in net assets from operations	$6,230,451	$68,510,738
Capital transactions —
Contributions	$475,321,220	$167,637,129
Withdrawals	(233,178,153)	(204,766,289)
Net increase (decrease) in net assets from capital transactions	$242,143,067	$(37,129,160)

Net increase in net assets	$248,373,518	$31,381,578

Net Assets
At beginning of year	$1,039,763,595	$1,008,382,017
At end of year	$1,288,137,113	$1,039,763,595

34	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52%	0.52%	0.54%	0.56%	0.60%
Net investment income	5.58%	5.72%	6.34%	7.06%	7.67%
Portfolio Turnover	38%	44%	62%	76%	78%

Total Return	0.82%	6.88%	10.46%	13.20%	5.90%

Net assets, end of year (000’s omitted)	$1,288,137	$1,039,764	$1,008,382	$947,318	$866,997

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

35	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 60.7%, 22.5%, 13.9% and 1.0% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

36

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

37

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $5,177,278 or 0.46% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

38

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $599,596,619 and $393,343,529, respectively, for the year ended October 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,275,829,007

Gross unrealized appreciation	$35,278,050
Gross unrealized depreciation	(36,304,774)

Net unrealized depreciation	$(1,026,724)

The net unrealized appreciation on derivative contracts and foreign currency at October 31, 2015 on a federal income tax basis was $187,686.

5  Restricted Securities

At October 31, 2015, the Portfolio owned the following securities (representing 1.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 5/20/15	$2,605,439	$2,417,296	$2,692,200

Total Corporate Bonds & Notes			$2,417,296	$2,692,200

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$222,632
New Cotai Participation Corp., Class B	4/12/13	7	216,125	101,941
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,711,884

Total Common Stocks			$2,659,367	$3,036,457

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,065,667

Total Miscellaneous			$8,963,425	$14,754,864

Total Restricted Securities			$14,040,088	$20,483,521

39

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:   The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $62,658. At October 31, 2015, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2015.

40

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$476,445	(1)	$—
Credit	Swap contracts (centrally cleared)	228,949	(2)	—
Foreign Exchange	Forward foreign currency exchange contracts	—		(62,658	)(3)

Total		$705,394		$(62,658)

Derivatives not subject to master netting or similar agreements		$228,949		$—

Total Derivatives subject to master netting or similar agreements		$476,445		$(62,658)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation (depreciation) on centrally cleared swap contracts. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$60,592	$—	$—	$—	$60,592
Deutsche Bank AG	234,820	—	—	(234,820)	—
Goldman Sachs International	181,033	—	—	(180,000)	1,033

	$476,445	$—	$—	$(414,820)	$61,625

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(62,658)	$—	$—	$—	$(62,658)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

41

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$(1,677)	$(237,016)
Foreign Exchange	Forward foreign currency exchange contracts	1,772,944	(286,830)

Total		$1,771,267	$(523,846)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$17,034,000	$15,169,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At October 31, 2015, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $631,523. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at October 31, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2015. The Portfolio’s average overdraft advances during the year ended October 31, 2015 were not significant.

9  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

42

High Income Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,022,842,244	$2,692,200	$1,025,534,444
Senior Floating-Rate Loans	—	51,653,353	—	51,653,353
Convertible Bonds	—	14,005,673	—	14,005,673
Commercial Mortgage-Backed Securities	—	7,872,959	—	7,872,959
Common Stocks	19,469,038	—	3,036,457	22,505,495
Convertible Preferred Stocks	618,398	6,024,103	—	6,642,501
Miscellaneous	13,202	3,147,225	11,689,197	14,849,624
Warrants	—	—	0	0
Short-Term Investments	—	131,738,234	—	131,738,234

Total Investments	$20,100,638	$1,237,283,791	$17,417,854	$1,274,802,283

Swap Contracts	$—	$705,394	$—	$705,394

Total	$20,100,638	$1,237,989,185	$17,417,854	$1,275,507,677

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(62,658)	$—	$(62,658)

Total	$—	$(62,658)	$—	$(62,658)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

43

High Income Opportunities Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2015

44

Eaton Vance

High Income Opportunities Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

45

Eaton Vance

High Income Opportunities Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael W. Weilheimer 1961	President of the Portfolio	1995	Vice President of EVM and BMR.

46

Eaton Vance

High Income Opportunities Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446 10.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$83,162	$79,162
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,420	$16,853
All Other Fees(3)	$0	$0

Total	$97,582	$96,015

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$14,420	$16,853
Eaton Vance(1)	$99,750	$46,000

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date: December 15, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer President

Date: December 15, 2015